2. PRELIMINARY PURCHASE PRICE ALLOCATION (in thousands)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
2. PRELIMINARY PURCHASE PRICE ALLOCATION (in thousands)

The total preliminary purchase price was allocated to Cilion’s net tangible and identifiable intangible assets based on their estimated fair values as of July 6, 2012 as set forth below. This allocation resulted in a bargain gain of $40,093.

Tangible Assets:
Accounts receivable	$3,114
Prepaid assets	5
Equipment held for resale	1,367
Property, plant and equipment	70,464
Deposits	50
Air Credits	72
Investments	25
Total Tangible Assets Acquired	75,097

Liabilities Assumed
Accounts payable	(6)

Identified Intangible Assets
Permits	926
Net Assets Acquired	$76,017